Schedule of Investments
as of January 31, 2026 (Unaudited)
The Central and Eastern Europe Fund, Inc.
Shares Value ($)
Poland 65.7%
Common Stocks
Air Freight & Logistics 1.6%
InPost SA* 125,000 1,962,840
Banks 14.0%
Alior Bank SA 145,000 4,759,676
Bank Polska Kasa Opieki SA 110,000 6,742,628
Powszechna Kasa Oszczednosci Bank Polski SA 237,500 6,216,673
17,718,977
Broadline Retail 4.4%
Allegro.eu SA 144A* 675,000 5,576,494
Capital Markets 1.6%
Warsaw Stock Exchange 100,000 2,010,235
Commercial Services & Supplies 1.1%
Mo-BRUK SA
†
14,000 1,424,977
Construction & Engineering 5.0%
Budimex SA
†
32,500 6,329,271
Consumer Staples Distribution & Retail 1.0%
Dino Polska SA 144A* 125,000 1,327,787
Diversified Telecommunication Services 2.2%
Orange Polska SA 850,000 2,767,324
Electric Utilities 1.1%
Tauron Polska Energia SA* 450,000 1,398,258
Electronic Equipment, Instruments & Components 0.3%
VIGO Photonics SA* 2,250 324,437
Entertainment 0.0%
CD Projekt SA 100 7,345
Household Durables 0.5%
Dom Development SA 8,500 646,470
Insurance 6.3%
Powszechny Zaklad Ubezpieczen SA 400,000 7,925,585
Metals & Mining 8.5%
Grupa Kety SA
†
6,500 1,874,523
KGHM Polska Miedz SA* 95,000 8,920,100
10,794,623
Oil, Gas & Consumable Fuels 7.2%
ORLEN SA 300,000 9,157,172

Shares Value ($)
Professional Services 4.0%
Benefit Systems SA* 3,984 4,325,415
Grupa Pracuj SA 57,500 780,344
5,105,759
Real Estate Management & Development 1.4%
Develia SA 275,000 726,978
Murapol SA 85,000 1,009,359
1,736,337
Software 0.5%
Vercom SA '' D '' 17,500 671,916
Specialty Retail 1.1%
CCC SA*
†
40,000 1,332,240
Textiles, Apparel & Luxury Goods 3.9%
LPP SA 900 5,000,141
Total Poland (Cost $44,984,131) 83,218,188
Hungary 21.3%
Common Stocks
Banks 11.5%
OTP Bank Nyrt 115,000 14,556,326
Diversified Telecommunication Services 2.4%
Magyar Telekom Telecommunications PLC (ADR) 500,000 3,119,146
Oil, Gas & Consumable Fuels 3.4%
MOL Hungarian Oil & Gas PLC 350,000 4,294,679
Pharmaceuticals 4.0%
Richter Gedeon Nyrt 150,000 5,044,024
Total Hungary (Cost $10,940,777) 27,014,175
Turkey 6.3%
Common Stocks
Beverages 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS 1,875,000 828,053
Electrical Equipment 2.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi
Ticaret AS '' B '' 1,000,000 3,673,724
Food Products 1.0%
Ulker Biskuvi Sanayi AS 425,000 1,322,931
Health Care Providers & Services 1.7%
MLP Saglik Hizmetleri AS '' B '' 144A* 200,000 2,170,210
Total Turkey (Cost $6,334,247) 7,994,918

Shares Value ($)
Czech Republic 2.5%
Common Stocks
Aerospace & Defense 0.9%
CSG NV* 29,524 1,073,145
Banks 0.7%
Komercni Banka AS 14,000 851,282
Moneta Money Bank AS 144A 1,000 10,061
861,343
Electric Utilities 0.9%
CEZ AS 20,000 1,153,602
Total Czech Republic (Cost $1,902,991) 3,088,090
Cyprus 1.5%
Common Stocks
Aerospace & Defense 1.5%
Theon International PLC (Cost $1,740,958) 52,500
1,945,442
United Arab Emirates 1.5%
Common Stocks
Wireless Telecommunication Services 1.5%
Kyivstar Group Ltd. (Cost $1,687,497)* 160,714
1,824,104
Kazakhstan 0.5%
Common Stocks
Metals & Mining 0.5%
Solidcore Resources PLC (Cost $1,244,170)* 75,000
555,000
Russia 0.0%
Common Stocks
Banks 0.0%
Sberbank of Russia PJSC** (a) 3,600,000 0
Chemicals 0.0%
PhosAgro PJSC (GDR) (Registered)* (a) 90,000 0
Consumer Staples Distribution & Retail 0.0%
Fix Price Group PLC (GDR) (Registered)* (a) 125,000 0
Magnit PJSC* (a) 63,909 0
0

Shares Value ($)
Metals & Mining 0.0%
Alrosa PJSC* (a) 1,670,000 0
GMK Norilskiy Nickel PAO (ADR)* (a) 50,000 0
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)* (a) 74,569 0
Polyus PJSC (GDR) (Registered)* (a) 20,000 0
0
Oil, Gas & Consumable Fuels 0.0%
Gazprom PJSC* (a) 5,000,000 0
Lukoil PJSC** (a) 209,500 0
Tatneft PJSC (ADR)*
†
(a) 26,400 0
0
Total Russia (Cost $30,722,587) 0
Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio '' DWS
Government Cash Institutional Shares '' , 3.56%
(Cost $8,394,700) (b) (c) 8,394,700 8,394,700
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.67%
(Cost $1,228,147) (c) 1,228,147 1,228,147
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $109,180,205) 106.9 135,262,764
Other Assets and Liabilities, Net
(6.9) (8,641,596)
Net Assets
100.0 126,621,168

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions in affiliated investments during the period ended
January 31, 2026 are as follows:
Net
Change
Value ($) at
10/31/2025
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci-
ation/
(Depreci-
ation)
($)
Income
($)
Capital
Gain
Distri-
butions
($)
Number
of Shares
at
1/31/2026
Value ($)
at
1/31/2026
Securities Lending Collateral 6.6%
DWS Government & Agency Securities Portfolio '' DWS Government Cash Institutional Shares '' , 3.56%
(b) (c)
7,463,388 931,312(d) – – – 47,487 – 8,394,700 8,394,700
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.67% (c)
750,555 4,633,192 4,155,600 – – 8,683 – 1,228,147 1,228,147
8,213,943 5,564,504 4,155,600 – – 56,170 – 9,622,847 9,622,847
* Non-income producing security.
** Non-income producing security; due to applicable sanctions, dividend income was not recorded.
†
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net” may include pending sales that are also on loan. The value of all securities loaned at January 31, 2026 amounted to $7,775,454, which is 6.1% of net assets.
(a) Investment was valued using significant unobservable inputs.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2026.
144A: Securities exempt from registration under Rule 144A under the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub- group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.
The United States, the European Union, the United Kingdom and other countries have imposed sanctions on Russia, Russian companies, and Russian individuals in response to actions taken by Russia in recent years, including its February 2022 invasion of Ukraine and subsequent activities. In turn Russia has imposed sanctions on Western individuals, businesses and products, and the Russian central bank has taken actions that have effectively frozen most investments by Western entities, including the Fund, in Russian companies. These s anctions have adversely affected not only the Russian economy but also the economies of many countries in Europe, including countries in Central and Eastern
Europe, and the continuation of sanctions, or the imposition of new sanctions, may have further adverse effects on Russian and European economies. As previously reported, certain of the Fund ' s Russian holdings have been valued at zero since March 14, 2022 in light of measures adopted by the Russian Central Bank and Government, as well as sanctions implemented by the United States and other countries in response to Russia ' s invasion of Ukraine. The effects of the sanctions and measures adopted by the Russian
Central Bank and Government are far-reaching and include, among others, the freezing of certain Russian assets held by entities, such as the Fund, that are organized in countries viewed as "unfriendly" by the Russian Government .
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments. In the case of the Fund, Russia’s invasion of Ukraine has materially adversely affected, and may continue to materially adversely affect, the value and liquidity of the Fund’s portfolio.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
CEE-PH1
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (e)
Poland $ 83,218,188 $ — $ — $ 83,218,188
Hungary 27,014,175 — — 27,014,175
Turkey 7,994,918 — — 7,994,918
Czech Republic 3,088,090 — — 3,088,090
Cyprus 1,945,442 — — 1,945,442
United Arab Emirates 1,824,104 — — 1,824,104
Kazakhstan 555,000 — — 555,000
Russia — — 0 0
Short-Term Instruments (e) 9,622,847 — — 9,622,847
Total $ 135,262,764 $ — $ 0 $ 135,262,764
(e) See Schedule of Investments for additional detailed categorizations.